united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015
	Shares		Value
		COMMON STOCKS - 95.1%
		AEROSPACE/DEFENSE - 2.0%
	3,393	General Dynamics Corp.	$ 466,062

		AIRLINES - 3.0%
	16,434	Southwest Airlines Co.	707,648

		AUTO MANUFACTURERS - 1.9%
	13,240	General Motors Co.	450,292

		BANKS - 10.7%
	26,724	Bank of America Corp.	449,765
	9,416	BB&T Corp.	356,019
	8,753	Northern Trust Corp.	631,004
	14,180	U.S. Bancorp	605,060
	8,444	Wells Fargo & Co.	459,016
			2,500,864
		BEVERAGE - 4.0%
	6,631	Constellation Brands, Inc.	944,520

		CHEMICALS - 1.7%
	9,737	CF Industries Holdings, Inc.	397,367

		COMPUTERS - 2.8%
	6,311	Apple, Inc.	664,296

		DIVERSIFIED FINANCIAL SERVICES - 2.1%
	5,172	Mastercard, Inc. - Class A	503,546

		ELECTRIC - 2.2%
	8,952	American Electric Power Co., Inc.	521,633

		FOOD - 2.3%
	7,405	The Kraft Heinz Co.	538,788

		HEALTHCARE-PRODUCTS - 5.8%
	6,686	Danaher Corp.	620,996
	5,172	Thermo Fisher Scientific. Inc,	733,648
			1,354,644
		HEALTHCARE - SERVICES - 5.8%
	6,388	Aetna, Inc.	690,670
	5,681	UnitedHealth Group, Inc.	668,313
			1,358,983
		HOUSEWARES - 2.3%
	12,146	Newell Rubbermaid, Inc.	535,396

		INSURANCE - 2.8%
	5,526	ACE Ltd.	645,713

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
	Shares		Value
		INTERNET - 4.1%
	619	Google, Inc. - Class C *	$ 469,747
	619	Google, Inc. - Class A *	481,588
			951,335
		LEISURE TIME - 2.8%
	12,279	Carnival Corp.	668,960

		MACHINERY - DIVERSIFIED - 1.8%
	5,559	Deere & Co.	423,985

		OIL & GAS - 5.4%
	3,260	Chevron Corp.	293,270
	7,814	Exxon Mobil Corp.	609,101
	7,769	Royal Dutch Shell PLC - ADR	355,742
			1,258,113
		OIL & GAS SERVICES - 1.0%
	7,106	Halliburton Co.	241,888

		PHARMACEUTICALS - 6.1%
	8,355	Amerisource Bergen Corp.	866,497
	10,930	Merck & Co., Inc.	577,323
			1,443,820
		REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.8%
	2,675	Public Storage	662,598

		RETAIL - 8.1%
	6,797	CVS Health Corporation	664,543
	9,869	Foot Locker, Inc.	642,373
	8,510	TJX Cos., Inc.	603,444
			1,910,360
		SEMICONDUCTORS - 2.0%
	9,428	QUALCOMM, Inc.	471,259

		SOFTWARE - 6.5%
	10,323	Fiserv, Inc. *	944,141
	10,687	Microsoft Corp.	592,915
			1,537,056
		TELECOMMUNICATIONS - 5.1%
	15,417	AT&T, Inc.	530,499
	24,702	Cisco Systems, Inc.	670,783
			1,201,282

		TOTAL COMMON STOCKS (Cost $18,706,263)	22,360,408

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
	Shares		Value
		SHORT-TERM INVESTMENT - 5.1%
		MONEY MARKET FUND - 5.1%
	1,186,532	Dreyfus Cash Management, 0.03%** (Cost $1,186,532)	$ 1,186,532

		TOTAL INVESTMENTS - 100.2% (Cost $19,892,795) (a)	$ 23,546,940
		LIABILITIES IN EXCESS OF OTHER ASSETS - 0.2%	(35,223)
		NET ASSETS - 100.0%	$ 23,511,717

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,916,107 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 4,315,085
		Unrealized Depreciation:	(684,252)
		Net Unrealized Appreciation:	$ 3,630,833
*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.
	ADR - American Depositary Receipt
	PLC - Public Limited Company
	REITS - Real Estate Investment Trust

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund's assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 22,360,408	$ -	$ -	$ 22,360,408
Short Term Investment	1,186,532	-	-	1,186,532
Total	$ 23,546,940	$ -	$ -	$ 23,546,940

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015
Shares			Value
		COMMON STOCKS - 60.8%
		ADVERTISING - 0.3%
782		Omnicom Group, Inc.	$ 59,166

		AEROSPACE & DEFENSE - 1.5%
675		General Dynamics Corp.	92,718
560		Lockheed Martin Corp.	121,604
837		United Technologies Corp.	80,411
			294,733
		AIRLINES - 1.4%
1,631		Alaska Air Group, Inc.	131,312
3,275		Southwest Airlines Co.	141,022
			272,334
		AUTO MANUFACTURERS - 0.5%
2,635		General Motors Co.	89,616

		AUTO PARTS & EQUIPMENT - 0.5%
738		Lear Corp.	90,649

		BANKS - 4.6%
5,258		Bank of America Corp.	88,492
3,505		BB&T Corp.	132,524
3,137		International Bancshares Corp.	80,621
1,742		Northern Trust Corp.	125,581
2,514		Prosperity Bancshares, Inc.	120,320
2,239		Texas Capital Bancshares, Inc. *	110,651
2,822		U.S. Bancorp	120,415
1,699		Wells Fargo & Co.	92,358
			870,962
		BEVERAGES - 1.5%
1,822		Coca-Cola Enterprises, Inc.	89,715
1,319		Constellation Brands, Inc.	187,878
			277,593
		CHEMICALS - 1.5%
2,559		CF Industries Holdings, Inc.	104,433
1,637		Sensient Technologies Corp.	102,836
934		Valspar Corp.	77,475
			284,744
		COMMERCIAL SERVICES - 0.9%
824		Automatic Data Processing, Inc.	69,809
1,991		Deluxe Corp.	108,589
			178,398
		COMPUTERS - 1.7%
2,281		Apple, Inc.	240,098
2,024		Synopsys, Inc. *	92,315
			332,413
		DIVERSIFIED FINANCIAL SERVICES - 1.2%
479		Alliance Data Systems Corp. *	132,477
1,031		Mastercard, Inc.	100,378
			232,855
Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
Shares			Value
		ELECTRIC - 1.4%
2,835		American Electric Power Co, Inc.	$ 165,195
1,404		Pinnacle West Capital Corp.	90,530
			255,725
		ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
1,363		Belden, Inc.	64,988

		ENGINEERING & CONSTRUCTION - 1.1%
3,301		AECOM *	99,129
1,541		Dycom Industries, Inc. *	107,808
			206,937
		ENTERTAINMENT - 0.5%
738		Vail Resorts, Inc.	94,457

		FOOD - 1.9%
2,044		Cal-Maine Foods, Inc.	94,719
1,912		ConAgra Foods, Inc.	80,610
2,587		Kraft Foods Group, Inc.	188,230
			363,559
		HEALTHCARE - PRODUCTS - 2.8%
1,330		Danaher Corp	123,530
2,578		Hologic, Inc. *	99,743
1,299		ResMed, Inc.	69,743
681		Teleflex, Inc.	89,517
1,029		Thermo Fisher Scientific, Inc.	145,964
			528,497
		HEALTHCARE - SERVICES - 1.4%
1,271		Aetna, Inc.	137,421
1,130		UnitedHealth Group, Inc.	132,933
			270,354
		HOUSEHOLD PRODUCTS & WARES - 1.1%
2,582		Jarden Corp. *	147,484
611		Spectrum Brands Holdings, Inc.	62,200
			209,684
		HOUSEWARES - 0.9%
3,986		Newell Rubbermaid, Inc.	175,703

		INSURANCE - 3.8%
1,888		ACE Ltd.	220,612
9,977		Aegon NV - ADR	56,570
1,543		Aflac, Inc.	92,426
1,885		American Financial Group, Inc.	135,871
1,536		Assurant, Inc.	123,709
1,606		Cincinnati Financial Corp.	95,027
			724,215
		INTERNET - 1.6%
123		Google, Inc. - Class A *	95,695
123		Google, Inc. - Class C *	93,342
1,283		J2 Global, Inc.	105,617
			294,654
		INVESTMENT COMPANIES - 0.0%
28		Prospect Capital Corp.	195
		Patriot Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
		December 31, 2015
Shares			Value
		LEISURE TIME - 1.2%
4,327		Carnival Corp.	$ 235,735

		MACHINERY - DIVERSIFIED - 0.6%
1,461		Deere & Co.	111,430

		MEDIA - 0.2%
1,784		TEGNA, Inc.	45,528

		MINING - 0.0%
629		Freeport-McMoRan Copper & Gold, Inc.	4,258

		MISCELLANEOUS MANUFACTURING - 1.2%
2,066		AZZ, Inc.	114,807
3,778		General Electric Co.	117,685
			232,492
		OFFICE/BUSINESS EQUIPMENT - 0.3%
1,767		Canon, Inc. - ADR	53,240

		OIL & GAS - 3.8%
318		Anadarko Petroleum Corp.	15,448
424		Apache Corp.	18,855
803		BP PLC - ADR	25,102
1,077		Chevron Corp.	96,887
484		ConocoPhillips	22,598
4,589		Denbury Resources, Inc.	9,270
536		Devon Energy Corp.	17,152
395		Diamond Offshore Drilling, Inc.	8,334
335		EOG Resources, Inc.	23,715
2,089		Exxon Mobil Corp.	162,838
1,093		Imperial Oil Ltd.	35,544
747		Marathon Oil Corp.	9,405
369		Marathon Petroleum Corp.	19,129
413		Occidental Petroleum Corp.	27,923
2,317		Royal Dutch Shell PLC - ADR	106,095
1,214		RSP Permian, Inc. *	29,609
1,305		Valero Energy Corp	92,277
			720,181
		OIL & GAS SERVICES - 0.8%
156		Core Laboratories N.V.	16,964
2,012		Halliburton Co.	68,489
582		National Oilwell Varco, Inc.	19,491
268		Oil States International, Inc. *	7,303
263		Schlumberger Ltd.	18,344
858		Superior Energy Services, Inc.	11,557
			142,148
		PACKAGING & CONTAINERS - 0.2%
479		Packaging Corp. of America	30,201

		PHARMACEUTICALS - 4.6%
1,587		Abbott Laboratories	71,272
1,802		AbbVie, Inc.	106,750
		Patriot Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
		December 31, 2015
Shares			Value
		PHARMACEUTICALS (Continued) - 4.6%
1,663		Amerisource Bergen Corp.	$ 172,470
743		Johnson & Johnson	76,321
4,202		Merck & Co, Inc.	221,950
2,672		Pfizer, Inc.	86,252
2,738		Prestige Brands Holdings, Inc. *	140,952
			875,967
		PIPELINES - 1.4%
781		Enterprise Products Partners LP	19,978
1,246		Magellan Midstream Partners LP	84,628
647		Plains All American Pipeline LP	14,946
972		Spectra Energy Corp.	23,270
2,681		Spectra Energy Partners LP	127,884
			270,706
		PRIVATE EQUITY - 0.2%
2,487		KKR & Co. LP	38,772

		REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.1%
8,877		Duke Realty Corp.	186,595
1,532		Extra Space Storage, Inc.	135,138
1,475		Lamar Advertising Co.	88,470
532		Public Storage	131,776
1,225		Weyerhaeuser Co.	36,725
			578,704
		RETAIL - 3.2%
1,354		CVS Caremark Corp.	132,381
3,384		Foot Locker, Inc.	220,265
853		Outerwall, Inc.	31,169
1,693		TJX Cos., Inc.	120,051
1,239		Tractor Supply Co.	105,934
			609,800
		SEMICONDUCTORS - 1.4%
2,943		Intel Corp.	101,386
3,142		QUALCOMM, Inc.	157,053
			258,439
		SOFTWARE - 3.4%
2,054		Fiserv, Inc. *	187,859
4,331		Microsoft Corp.	240,284
1,220		MSCI, Inc.	87,999
842		Open Text Corp.	40,357
995		SYNNEX Corp.	89,480
			645,979
		TELECOMMUNICATIONS - 2.5%
4,969		AT&T, Inc.	170,983
8,181		Cisco Systems, Inc.	222,155
1,440		NeuStar, Inc. - Class A *	34,517
899		Verizon Communications, Inc.	41,552
			469,207
		TRANSPORTATION - 0.3%
3,208		Ship Finance International Ltd.	53,157

		TOTAL COMMON STOCKS (Cost $9,134,726)	11,548,375
		Patriot Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
		December 31, 2015
Shares			Value
		EXCHANGE TRADED FUNDS - 2.7%
		ASSET ALLOCATION FUND - 0.4%
1,899		SPDR Barclays Convertible Securities ETF	$ 82,189

		COMMODITY FUND - 0.1%
250		SPDR Gold Shares *	25,365

		DEBT FUNDS - 2.0%
2,570		SPDR Barclays High Yield Bond ETF	87,148
3,520		Vanguard Intermediate-Term Corporate Bond ETF	295,997
			383,145
		EQUITY FUNDS - 0.2%
439		iShares Global Timber & Forestry ETF	21,112
875		Market Vectors Gold Miners ETF	12,005
			33,117

		TOTAL EXCHANGE TRADED FUNDS (Cost $565,752)	523,816

		MUTUAL FUND - 0.1%
		CLOSED-END FUND - 0.1%
2,476		Sprott Physical Silver Trust - Trust Unit * (Cost $18,280)	13,073

Principal ($)
		NON-CONVERTIBLE BONDS - 11.0%
		AEROSPACE & DEFENSE - 0.9%
172,000		Lockheed Martin Corp., 7.650% due 5/1/16	175,833

		AGRICULTURE - 0.1%
14,000		Archer-Daniels Midland Co., 8.375% due 4/15/17	15,213

		AUTO-PARTS & EQUIPMENT - 0.9%
174,000		Meritor, Inc., 4.625% due 3/1/26	173,674

		BANKS - 1.1%
51,000		Goldman Sachs Group, Inc., 5.250% due 7/27/21	56,455
150,000		Wells Fargo & Co., 5.125% due 9/15/16	154,208
			210,663
		BEVERAGES - 0.2%
34,000		PepsiCo., Inc., 5.000% due 6/1/18	36,805

		DIVERSIFIED FINANCIAL SERVICES - 1.3%
248,000		Icahn Enterprises LP, 3.500% due 3/15/17	249,860

		ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
200,000		General Cable Corp., 4.500% due 11/15/29	123,375

		FOOD - 1.2%
225,000		Kellogg Co., 3.250% due 5/21/18	230,767

		IRON & STEEL - 0.4%
74,000		Nucor Corp., 5.750% due 12/1/17	78,224
		Patriot Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
		December 31, 2015
Principal ($)			Value
		MEDIA - 1.2%
210,000		Time Warner Cable, Inc., 5.850% due 5/1/17	$ 219,756

		OFFICE & BUSINESS EQUIPMENT - 1.0%
182,000		Xerox Corp., 7.200% due 4/1/16	184,363

		PHARMACEUTICALS - 0.6%
34,000		Merck Sharp & Dohme Corp., 5.000% due 6/30/19	37,529
74,000		Pfizer, Inc., 4.650% due 3/1/18	78,820
			116,349
		RETAIL - 0.2%
35,000		Wal-Mart Stores, Inc., 4.125% due 2/1/19	37,497

		TRUCKING & LEASING - 1.2%
236,000		Penske Truck Leasing Co., LP., 2.500% due 3/15/16, 144A	236,420

		TOTAL NON-CONVERTIBLE BONDS (Cost $2,078,641)	2,088,799

		CONVERTIBLE BONDS - 20.7%
		AIRLINES - 0.9%
55,000		AirTran Holdings, Inc., 5.250% due 11/1/16	162,422

		AUTO MANUFACTURERS - 1.4%
98,000		Navistar International Corp., 4.500% due 10/15/18	48,816
242,000		Tesla Motors, Inc., 1.250% due 3/1/21	222,942
			271,758
		COMMERCIAL SERVICES - 0.6%
125,000		ServiceSource International, Inc., 1.500% due 8/1/18	106,797

		DISTRIBUTION/WHOLESALE - 0.4%
103,000		Titan Machinery, Inc., 3.750% due 5/1/19	67,916

		DIVERSIFIED FINANCIAL SERVICES - 2.9%
249,000		BGC Partners, Inc., 4.500% due 7/15/16	270,632
147,000		Jefferies Group, Inc., 3.875% due 11/1/29	146,816
203,000		Walter Investment Management Corp., 4.500% due 11/1/19	131,189
			548,637
		FOOD - 1.5%
280,000		Chiquita Brands International, Inc., 4.250% due 8/15/16	280,000

		HEALTHCARE-PRODUCTS - 1.0%
140,000		NuVasive, Inc., 2.750% due 7/1/17	191,712

		HEALTHCARE - SERVICES - 1.1%
119,000		Brookdale Senior Living, Inc., 2.750% due 6/15/18	118,926
100,000		Healthways, Inc., 1.500% due 7/1/18	95,000
			213,926
		INTERNET - 1.3%
68,000		Qihoo 360 Technology Co Ltd., 0.500% due 8/15/20	65,790
200,000		Web.com Group, Inc., 1.000% due 8/15/18	187,750
			253,540
		Patriot Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
		December 31, 2015
Principal ($)			Value
		INVESTMENT COMPANIES - 2.5%
240,000		Apollo Investment Corp., 5.750% due 1/15/16	$ 240,600
250,000		Prospect Capital Corp., 5.875% due 1/15/19	239,062
			479,662
		OIL & GAS - 1.1%
195,000		Energy XXI Bermuda Ltd., 3.000% due 12/15/18	14,625
203,000		Goodrich Petroleum Corp., 5.000% due 10/1/29	33,749
204,000		Stone Energy Corp., 1.750% due 3/1/17	151,725
			200,099
		SEMICONDUCTORS - 0.9%
150,000		Rambus, Inc., 1.125% due 8/15/18	173,906

		SOFTWARE - 3.9%
379,000		Cornerstone OnDemand, Inc., 1.500% due 7/1/18	373,789
370,000		Nuance Communications, Inc., 2.750% due 11/1/31	373,469
			747,258
		TELECOMMUNICATIONS - 1.2%
230,000		Clearwire Communications LLC, 8.250% due 12/1/40, 144A	230,575

		TOTAL CONVERTIBLE BONDS (Cost $4,146,925)	3,928,208

		U.S. GOVERNMENT TREASURY OBLIGATIONS - 0.5%
49,953	(b)	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	51,534
47,294	(b)	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	49,206
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $102,219)	100,740
Shares
		SHORT-TERM INVESTMENT- 3.9%
		MONEY MARKET FUND - 3.9%
746,825		Dreyfus Cash Management, Institutional Shares, 0.4% ** (Cost $746,825)	746,825

		TOTAL INVESTMENTS - 99.7% (Cost $16,793,368) (a)	$ 18,949,836
		OTHER ASSETS LESS LIABILITIES - 0.3%	50,340
		NET ASSETS - 100.0%	$ 19,000,176

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,803,558 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 3,233,263
		Unrealized Depreciation:	(1,086,985)
		Net Unrealized Appreciation:	$ 2,146,278
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of December 31, 2015, such securities amounted to $466,995 or 2.5% of net assets.
ADR - American Depositary Receipt.
LP - Limited Partnership
N.V. - Naamloze Vennootschap.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
(b) Principal Amount of security is adjusted for inflation factor.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private Investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,548,375	$ -	$ -	$ 11,548,375
Exchange Traded Funds	523,816	-	-	523,816
Mutual Fund	13,073	-	-	13,073
Non-Convertible Bonds	-	2,088,799	-	2,088,799
Convertible Bonds	-	3,928,208	-	3,928,208
U.S. Government Treasury Obligations	-	100,740	-	100,740
Short-Term Investment	746,825	-	-	746,825
Total	$ 12,832,089	$ 6,117,747	$ -	$ 18,949,836

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 2/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 2/26/2016

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 2/26/2016